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[Letterhead of State Street Research &
Management Company,
One Financial Center,
Boston, MA  02111]

                                                            July 3, 2001

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C.  20549

RE:  State Street Research Securities Trust
     Securities Act of 1933 File No. 33-74628
     Investment Company Act of 1940 File No. 811-8322
     CIK No. 0000918572

Ladies and Gentlemen:

     The undersigned, STATE STREET RESEARCH SECURITIES TRUST, a Massachusetts business trust, (the "Registrant"), does hereby certify as follows:

(1) That the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 15 under the Securities Act; Amendment No. 16 under the Investment Company Act of 1940) for the State Street Research Large-Cap Analyst Fund, a series of the
     Registrant; and

(2) That the text of the most recent amendment to the registrant's registration statement has been filed electronically (EDGAR accession number 0000912057-01-521820).


                                                     STATE STREET RESEARCH
                                                     SECURITIES TRUST




                                                     By:  /s/ Amy L. Simmons
                                                     -----------------------
                                                     Amy L. Simmons
                                                     Assistant Secretary
cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Goodwin Procter LLP